FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS
Schedule of categories of financial instruments

	Year ended December 31,
	2016	2017
	Thousand USD	Thousand USD
Loans and receivables:
Trade and other receivables	22,848	25,783
Amounts due from other related parties	14,358	22,345
Amount due from Sky Solar Holdings Co., Ltd.	1,430	—
Restricted cash	29,850	40,716
Cash and cash equivalents	12,518	46,084

Total loans and receivables	81,004	134,497

Financial liabilities
Liabilities at amortized cost:
Trade and other payables	18,668	26,644
Amounts due to other related parties	7,512	—
Borrowings	159,161	249,729

Total liabilities at amortized cost	185,341	276,373

Liabilities at FVTPL
Other Current liabilities	—	120,820
Other non-current liabilities	133,553	57,885

Total liabilities at FVTPL	133,553	178,705

Schedule of currency risk

	Year ended December 31,
	2016	2016	2016	2017	2017	2017
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
	Denominated in Euro	Denominated in JPY	Denominated in CAD	Denominated in Euro	Denominated in JPY	Denominated in CAD
Cash and cash equivalents	4,544	2,362	309	7,717	21,673	824
Restricted cash	847	24,603	736	952	26,537	470
Trade and other receivables	13,607	6,086	897	8,428	7,025	292
Amount due from other related parties	7,520	3,821	203	9,695	—	—
Total financial assets	26,518	36,872	2,145	26,792	55,235	1,586

Trade and other payables	4,144	11,553	341	5,129	10,076	362
Borrowings	15,396	114,099	—	17,152	118,233	—
Amounts due to other related parties	—	3	—	—	—	—
Other financial liabilities	—	82,161	—	—	123,136	—
Total financial liabilities	19,540	207,816	341	22,281	251,445	362

Schedule of sensitivity to currency risk
	Year ended December 31,
	2016	2017
	Thousand USD	Thousand USD
EURO	502	523
CAD	130	142
JPY	(12,306)	(22,760)

Schedule of remaining contractual maturity for nonderivative financial liabilities

	Weighted average interest rate	<1 year	1 - 2 years	2 - 3 years	>3 years	Total undiscounted cash flows	Total carrying amount
		Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
At December 31, 2016
Trade and other payables	N/A	18,668	—	—	—	18,668	18,668
Amounts due to other related parties	N/A	7,512	—	—	—	7,512	7,512
Borrowings— variable rate	3.63%	843	1,133	1,133	10,200	13,309	11,162
Borrowings— fixed rate	4.13%	27,643	13,781	10,876	125,359	177,659	147,999

		54,666	14,914	12,009	135,559	217,148	185,341

At December 31, 2017
Trade and other payables	N/A	26,644	—	—	—	26,644	26,644
Amounts due to other related parties	N/A	28	—	—	—	28	28
Borrowings— variable rate	4.82%	4,854	8,173	8,164	118,998	140,189	95,216
Borrowings— fixed rate	3.52%	14,848	17,527	15,611	146,977	194,963	154,513

		46,374	25,700	23,775	265,975	361,824	276,401

Schedule of remaining contractual maturity for derivative financial liabilities

	Weighted average effective interest rate	<1 year	1 - 2 years	2 - 3 years	>3 years	Total undiscounted cash flows	Total carrying amount
		Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
At December 31, 2016
Other non-current liabilities	13.8%	14,698	14,818	15,251	204,264	249,031	133,553

At December 31, 2017
Other Current liabilities	15%	120,820	—	—	—	120,820	120,820
Other non-current liabilities	10.99%	5,310	8,420	8,440	132,234	154,404	57,885
		126,130	8,420	8,440	132,234	275,224	178,705

Schedule of fair value measurements of financial liabilities

Financial liabilities	Fair value	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable inputs

1) Other Current liabilities classified as other financial instruments in the consolidated statement of financial position (Note 29)	Other non-current liabilities—USD80,107 thousand as of December 31, 2016 and Other current liabilities—USD120,820 thousand as of December 31, 2017, respectively.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 7% and 6% per annum for year 2015 and 2016, respectively. Estimated net change in electricity income and direct costs was taken into account based on management’s experience and knowledge of market conditions of the specific industries.

2) Other non-current liabilities classified as other financial instruments in the consolidated statement of financial position (Note 30)	Other non-current liabilities—USD829 thousand and USD1, 253 thousand as of December 31, 2016 and December 31, 2017, respectively.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 6% per annum. (Note 1) Estimated net change in electricity income and direct costs was taken into account management’s experience and knowledge of market conditions of the specific industries.

3) Other non-current liabilities classified as other financial instruments in the consolidated statement of financial position (Note 30)	Other non-current liabilities—USD51,143 thousand and USD55,426 thousand as of December 31, 2016 and December 31, 2017.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 10.8% for year 2016 and 2017 respectively. (Note 2)

4) Interest rate swaps not designated in hedge accounting relationships (Note 30)	Other non-current liabilities— USD1,225 thousand and USD1,064 thousand as at December 31, 2016 and December 31, 2017.	Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

5) Interest rate swaps not designated in hedge accounting relationships (Note 30)	Other non-current liabilities—USD139 thousand and USD64 thousand as at December 31, 2016 and December 31, 2017.	Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

Note:

(1)

A 5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current liabilities by approximately USD22 thousand and USD32 thousand as at December 31, 2016 and December 31, 2017, respectively. A 5% increase in estimated net change in electricity income and direct cost would increase the carrying amount of the non-current liabilities by USD40 thousand and USD63 thousand as at December 31, 2016 and December 31, 2017, respectively.

(2)

A 5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current liabilities by approximately USD194 thousand and USD510 thousand as at December 31, 2016 and December 31, 2017, respectively.